Quarterly Holdings Report
for
Fidelity® SAI Real Estate Index Fund
April 30, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV8-NPRT3-0626
1.9867772.110
Common Stocks - 98.9%
	Shares	Value ($)
UNITED STATES - 98.9%
Real Estate - 98.9%
Diversified REITs - 1.9%
AH Realty Trust Inc Class A	10,484	63,847
American Assets Trust Inc	6,151	127,572
Broadstone Net Lease Inc Class A	22,940	454,212
CTO Realty Growth Inc	3,416	69,174
Essential Properties Realty Trust Inc	22,344	702,272
Gladstone Commercial Corp	5,437	68,561
Global Net Lease Inc	24,283	232,145
NexPoint Diversified Real Estate Trust	675	3,658
WP Carey Inc	26,529	1,934,760
		3,656,201
Health Care REITs - 15.7%
Alexandria Real Estate Equities Inc	19,245	779,615
American Healthcare REIT Inc (b)	20,116	1,021,490
CareTrust REIT Inc	26,013	1,026,213
Chiron Real Estate Inc	1,598	56,042
Community Healthcare Trust Inc	3,734	64,299
Diversified Healthcare Trust	20,596	155,294
Healthcare Realty Trust Inc	46,255	864,969
Healthpeak Properties Inc	86,467	1,398,171
LTC Properties Inc	5,387	205,891
Medical Properties Trust Inc (b)	73,590	363,535
National Health Investors Inc	5,399	415,237
Omega Healthcare Investors Inc	33,857	1,590,263
Sabra Health Care REIT Inc	28,349	585,690
Sila Realty Trust Inc	6,604	200,960
Universal Health Realty Income Trust	1,702	69,271
Ventas Inc	53,976	4,742,331
Welltower Inc	73,315	15,934,283
		29,473,554
Hotel & Resort REITs - 2.4%
Apple Hospitality REIT Inc	28,439	383,073
Chatham Lodging Trust	6,248	54,233
DiamondRock Hospitality Co	25,672	261,854
Host Hotels & Resorts Inc	85,560	1,807,883
Park Hotels & Resorts Inc	26,109	299,470
Pebblebrook Hotel Trust	14,602	205,158
RLJ Lodging Trust	19,573	161,282
Ryman Hospitality Properties Inc	6,887	723,755
Service Properties Trust	74,047	114,773
Summit Hotel Properties Inc	13,819	68,680
Sunstone Hotel Investors Inc	23,758	233,304
Xenia Hotels & Resorts Inc	12,486	203,147
		4,516,612
Industrial REITs - 11.3%
Americold Realty Trust Inc	33,184	405,840
EastGroup Properties Inc	6,046	1,216,455
First Industrial Realty Trust Inc	16,003	992,346
Lineage Inc	8,208	302,711
LXP Industrial Trust	7,218	367,541
One Liberty Properties Inc	2,281	51,802
Prologis Inc	106,898	15,181,655
Rexford Industrial Realty Inc	26,651	956,504
STAG Industrial Inc Class A	21,971	847,641
Terreno Realty Corp	11,797	769,164
		21,091,659
Office REITs - 2.5%
Brandywine Realty Trust	22,460	68,054
BXP Inc	18,164	1,061,868
COPT Defense Properties	13,589	424,656
Cousins Properties Inc	19,927	510,330
Douglas Emmett Inc	20,702	223,789
Easterly Government Properties Inc	4,872	114,054
Empire State Realty Trust Inc Class A	17,140	95,470
Highwoods Properties Inc	13,114	318,801
Hudson Pacific Properties Inc (c)	5,837	53,759
JBG SMITH Properties	10,642	159,630
Kilroy Realty Corp	13,712	456,061
Peakstone Realty Trust	4,452	93,403
Piedmont Realty Trust Inc Class A1 (c)	14,954	125,015
SL Green Realty Corp	8,581	363,920
Vornado Realty Trust	19,763	590,716
		4,659,526
Real Estate Management & Development - 6.8%
CBRE Group Inc Class A (c)	35,520	5,069,770
Compass Inc Class A (c)	72,820	551,247
CoStar Group Inc (c)	50,787	1,757,738
Cushman & Wakefield Ltd	27,756	389,694
eXp World Holdings Inc (b)	9,867	61,373
Forestar Group Inc (c)	2,466	69,689
Howard Hughes Holdings Inc (c)	3,933	244,908
Jones Lang LaSalle Inc (c)	5,752	1,829,884
Kennedy-Wilson Holdings Inc	13,318	145,166
Landbridge Co LLC Class A (b)	2,985	205,159
Marcus & Millichap Inc	3,061	85,065
Newmark Group Inc Class A	17,607	283,825
Opendoor Technologies Inc Class A (b)(c)	101,142	544,144
Opendoor Technologies Inc warrants 11/20/2026 (c)	3,116	2,370
Opendoor Technologies Inc warrants 11/20/2026 (c)	3,116	1,262
Opendoor Technologies Inc warrants 11/20/2026 (c)	3,116	1,203
RMR Group Inc/The Class A	2,121	37,775
Seritage Growth Properties Class A (c)	4,215	10,875
St Joe Co/The	4,787	309,097
Tejon Ranch Co (b)(c)	2,348	45,950
Zillow Group Inc Class A (c)	6,560	292,642
Zillow Group Inc Class C (c)	19,261	855,188
		12,794,024
Residential REITs - 10.8%
American Homes 4 Rent Class A	39,941	1,271,721
Apartment Investment and Management Co Class A	14,912	63,376
AvalonBay Communities Inc	17,226	3,152,358
Camden Property Trust	12,979	1,363,055
Centerspace	1,926	131,488
Equity LifeStyle Properties Inc	21,399	1,354,343
Equity Residential	41,514	2,714,185
Essex Property Trust Inc	7,777	2,046,984
Independence Realty Trust Inc	27,289	445,084
Invitation Homes Inc	72,273	2,079,294
Mid-America Apartment Communities Inc	14,159	1,829,060
NexPoint Residential Trust Inc	2,978	86,034
Sun Communities Inc	15,062	1,925,526
UDR Inc	37,906	1,377,504
UMH Properties Inc	8,804	136,902
Veris Residential Inc	9,583	181,790
		20,158,704
Retail REITs - 14.3%
Acadia Realty Trust	14,407	311,479
Agree Realty Corp	13,000	1,002,430
Alexander's Inc	294	74,076
Brixmor Property Group Inc	36,387	1,094,885
CBL & Associates Properties Inc	1,588	71,492
Curbline Properties Corp (b)	11,287	311,521
Federal Realty Investment Trust	9,263	1,027,267
Getty Realty Corp	6,316	209,186
InvenTrust Properties Corp	9,001	289,112
Kimco Realty Corp	81,816	1,934,130
Kite Realty Group Trust	26,546	694,443
Macerich Co/The	30,224	656,768
NETSTREIT Corp (b)	9,591	197,287
NNN REIT Inc	22,196	971,963
Phillips Edison & Co Inc	14,671	589,261
Realty Income Corp	106,042	6,812,138
Regency Centers Corp	21,217	1,651,743
Saul Centers Inc	1,575	54,227
Simon Property Group Inc	38,754	7,894,578
SITE Centers Corp	6,102	33,500
Tanger Inc	13,133	486,972
Urban Edge Properties	14,659	321,325
Whitestone REIT	5,367	101,651
		26,791,434
Specialized REITs - 33.2%
American Tower Corp	53,823	9,834,000
Crown Castle Inc	52,223	4,636,358
CubeSmart	27,454	1,111,338
Digital Realty Trust Inc	39,575	7,952,201
EPR Properties	9,276	517,694
Equinix Inc	8,684	9,403,296
Extra Space Storage Inc	25,706	3,684,441
Farmland Partners Inc	5,591	60,103
Four Corners Property Trust Inc	11,675	298,530
Gaming and Leisure Properties Inc	33,030	1,600,634
Gladstone Land Corp	4,437	42,550
Iron Mountain Inc	35,563	4,480,582
Lamar Advertising Co Class A	10,614	1,463,034
Millrose Properties Inc Class A	17,478	536,050
National Storage Affiliates Trust	9,130	388,573
Outfront Media Inc	16,795	518,126
Public Storage	18,921	5,722,656
Rayonier Inc	36,394	771,917
Safehold Inc	5,916	94,774
SBA Communications Corp Class A	13,107	2,899,268
Smartstop Self Storage REIT Inc	6,037	190,045
VICI Properties Inc	129,291	3,775,297
Weyerhaeuser Co	88,634	2,173,306
		62,154,773
TOTAL UNITED STATES		185,296,487
TOTAL COMMON STOCKS (Cost $176,020,699)		185,296,487

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $34,954)	3.64	35,000	34,955

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	1,846,024	1,846,393
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	1,949,443	1,949,638
TOTAL MONEY MARKET FUNDS (Cost $3,796,031)			3,796,031

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $179,851,684)	189,127,473
NET OTHER ASSETS (LIABILITIES) - (0.9)% (d)	(1,744,072)
NET ASSETS - 100.0%	187,383,401

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CBOT Dow Jones US Real Estate Index Contracts (United States)	54	6/2026	2,104,380	127,563

The notional amount of long futures as a percentage of Net Assets is 1.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Includes $121,585 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,955.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $218,060.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	321,149	9,802,434	8,277,274	13,103	84	-	1,846,393	1,846,024	0.0%
Fidelity Securities Lending Cash Central Fund	1,708,400	15,780,361	15,539,086	6,549	(37)	-	1,949,638	1,949,443	0.0%
Total	2,029,549	25,582,795	23,816,360	19,652	47	-	3,796,031

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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